UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   January 29, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   73

Form 13F Information Table Entry Total:       $165,499,000

List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd Spons ADR              COM              000375204     1516    79365 SH       Sole                                      79365
AT&T Inc.                      COM              00206r102     5232   186654 SH       Sole                                     186654
Abbott Labs                    COM              002824100     6324   117139 SH       Sole                                     117139
Amgen Inc                      COM              031162100      271     4789 SH       Sole                                       4789
Anglo American Plc New         COM              03485p201      570    26020 SH       Sole                                      26020
Apple Computer                 COM              037833100      346     1644 SH       Sole                                       1644
Archer Daniels Mid             COM              039483102     1001    31980 SH       Sole                                      31980
BHP Billiton LTD               COM              088606108     1677    21904 SH       Sole                                      21904
BP PLC                         COM              055622104     1500    25868 SH       Sole                                      25868
Bank of Montreal               COM              063671101      480     9042 SH       Sole                                       9042
Bard C R Inc NFS LLC IS A      COM              067383109      419     5385 SH       Sole                                       5385
Barrick Gold Corp              COM              067901108     5536   140572 SH       Sole                                     140572
Baxter Intl Inc                COM              071813109      343     5850 SH       Sole                                       5850
Bristol Myers Squibb           COM              110122108     2181    86362 SH       Sole                                      86362
Burlington Northern Santa Fe   COM              12189T104     2177    22074 SH       Sole                                      22074
CGG Veritas                    COM              204386106      383    18033 SH       Sole                                      18033
CVS Caremark Corp              COM              126650100     1346    41787 SH       Sole                                      41787
Cenovus Energy Inc.            COM              15135u109     1806    71672 SH       Sole                                      71672
Chesapeake Energy Corp         COM              165167107      601    23218 SH       Sole                                      23218
Chevron Corp                   COM              166764100     6246    81131 SH       Sole                                      81131
Cisco Systems                  COM              17275R102      550    22960 SH       Sole                                      22960
ConocoPhillips                 COM              20825c104     2882    56433 SH       Sole                                      56433
Devon Energy Corp              COM              25179M103      761    10356 SH       Sole                                      10356
Dominion Resources             COM              25746u109     4128   106065 SH       Sole                                     106065
Duke Energy Corp               COM              26441c105     1447    84053 SH       Sole                                      84053
Eli Lilly & Co Com             COM              532457108      383    10715 SH       Sole                                      10715
Emerson Elec                   COM              291011104     2685    63024 SH       Sole                                      63024
Encana Corp                    COM              292505104     2323    71717 SH       Sole                                      71717
Exxon Mobil Corp               COM              30231g102     5696    83537 SH       Sole                                      83537
FPL Group Inc.                 COM              302571104     3050    57751 SH       Sole                                      57751
FedEx Corp                     COM              31428x106      314     3765 SH       Sole                                       3765
First American Bankshares      COM                             756     1260 SH       Sole                                       1260
General Dynamics               COM              369550108     4943    72517 SH       Sole                                      72517
General Electric               COM              369604103     4865   321517 SH       Sole                                     321517
General Mills                  COM              370334104     1802    25450 SH       Sole                                      25450
Goldcorp Inc                   COM              380956409     6847   174049 SH       Sole                                     174049
Grainger W W                   COM              384802104      203     2100 SH       Sole                                       2100
Gulf Keystone Petro            COM              g4209g100       22    15000 SH       Sole                                      15000
Honeywell International Inc.   COM              438516106     1134    28940 SH       Sole                                      28940
Illinois Tool Works            COM              452308109     1436    29925 SH       Sole                                      29925
Integrys Energy Group Inc.     COM              45822p105      202     4800 SH       Sole                                       4800
J.P. Morgan Chase & Co         COM              46625h100      208     5000 SH       Sole                                       5000
Johnson Controls               COM              478366107      321    11777 SH       Sole                                      11777
Johnson&Johnson                COM              478160104     7394   114801 SH       Sole                                     114801
Kellogg Co                     COM              487836108     2770    52066 SH       Sole                                      52066
Kimberly Clark                 COM              494368103      589     9250 SH       Sole                                       9250
McDonald's Corp                COM              580135101     3229    51712 SH       Sole                                      51712
Merck & Co                     COM              58933y105     2253    61672 SH       Sole                                      61672
Monsanto Co. New               COM              61166w101      280     3426 SH       Sole                                       3426
Nestle SA                      COM              641069406     4157    85597 SH       Sole                                      85597
Newmont Mining Corp            COM              651639106      377     7970 SH       Sole                                       7970
Northern States Financial Corp COM              665751103       40    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     3064    56293 SH       Sole                                      56293
Occidental Petroleum           COM              674599105     4066    49976 SH       Sole                                      49976
Oshkosh Corp                   COM              688239201      284     7660 SH       Sole                                       7660
Pepsico, Inc.                  COM              713448108     5617    92389 SH       Sole                                      92389
Petroleo Brasileiro SA         COM              71654v408      273     5730 SH       Sole                                       5730
Pfizer Inc                     COM              717081103      553    30409 SH       Sole                                      30409
Procter & Gamble               COM              742718109     6387   105351 SH       Sole                                     105351
Raytheon Co Com New            COM              755111507     3960    76862 SH       Sole                                      76862
Schlumberger                   COM              806857108     8199   125958 SH       Sole                                     125958
Southern Co                    COM              842587107     1204    36130 SH       Sole                                      36130
Stryker Medical                COM              863667101      516    10241 SH       Sole                                      10241
Suncor Energy Inc              COM              867224107     7399   209548 SH       Sole                                     209548
Syngenta AG Spons ADT          COM              87160a100      574    10200 SH       Sole                                      10200
Sysco Corp                     COM              871829107     1462    52340 SH       Sole                                      52340
Trimble Navigation             COM              896239100      205     8125 SH       Sole                                       8125
Union Pacific                  COM              907818108     2007    31401 SH       Sole                                      31401
Verizon Comm.                  COM              92343v104     4442   134064 SH       Sole                                     134064
Vodafone Group PLC             COM              92857w209      319    13829 SH       Sole                                      13829
Walgreen Co                    COM              931422109     5863   159674 SH       Sole                                     159674
Wells Fargo                    COM              949746101      389    14400 SH       Sole                                      14400
Wisconsin Energy               COM              976657106      712    14292 SH       Sole                                      14292
											FORM 13F INFORMATION TABLE